Fair Value of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Fair Values and Carrying Values of Long-Term Debt
The fair values and carrying values of the Company’s long-term debt at December 31, 2018 and 2017 are as follows:

	2018	2018	2017	2017
December 31 (millions of dollars)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt measured at fair value:
$50 million of MTN Series 33 notes	49	49	49	49
$500 million MTN Series 37 notes	495	495	492	492
$300 million MTN Series 39 notes	301	301	—	—
Other notes and debentures	9,864	10,820	9,526	11,027
Long-term debt, including current portion	10,709	11,665	10,067	11,568

Summary of Fair Value Hierarchy of Financial Assets and Liabilities
The fair value hierarchy of financial assets and liabilities at December 31, 2018 and 2017 is as follows:

December 31, 2018 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	483	483	483	—	—
Derivative instrument
Foreign exchange contract	22	22	—	—	22
	505	505	483	—	22

Liabilities:
Short-term notes payable	1,252	1,252	1,252	—	—
Long-term debt, including current portion	10,709	11,665	—	11,665	—
Convertible debentures	489	491	491	—	—
Derivative instruments
Fair value hedges – interest-rate swaps	5	5	—	5	—
	12,455	13,413	1,743	11,670	—

December 31, 2017 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	25	25	25	—	—
	25	25	25	—	—

Liabilities:
Short-term notes payable	926	926	926	—	—
Long-term debt, including current portion	10,067	11,568	—	11,568	—
Convertible debentures	487	574	574	—	—
Derivative instruments
Fair value hedges – interest-rate swaps	9	9	—	9	—
Foreign exchange contract	3	3	—	—	3
	11,492	13,080	1,500	11,577	3

Schedule of Changes in Fair Value of Financial Instruments
The following table summarizes the changes in fair value of financial instruments classified in Level 3 for the years ended December 31, 2018 and 2017.

Year ended December 31 (millions of dollars)	2018	2017
Fair value of asset (liability) - beginning	(3)	—
Unrealized gain (loss) on foreign exchange contract included in financing charges	25	(3)
Fair value of asset (liability) - ending	22	(3)